Tax On Profit On Ordinary Activities - Rate Reconciliation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit on ordinary activities before taxation	£ 54,355	£ 25,256		£ 30,100
Profit on ordinary activities at U.K. statutory rate	10,327	4,799		5,719
Differences in overseas tax rates	(1,150)	(912)		(922)
Impact of share-based compensation	897	400		288
Utilisation of previously unrecognised tax losses	0	(97)		0
Nontaxable gain on sale of subsidiary	0	(421)		0
Other permanent differences	200	63		632
Adjustments related to prior periods	(300)	(221)		164
Tax on unremitted earnings/withholding tax on dividends	852	399		212
Impact of rate change on deferred tax	88	(164)		0
Total tax	£ 10,914	£ 3,846	[1]	£ 6,093	[1]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	19.00%	19.00%		19.00%
Differences in overseas tax rates	(2.10%)	(3.60%)		(3.10%)
Impact of share-based compensation	1.60%	1.60%		1.00%
Utilisation of previously unrecognised tax losses	0.00%	(0.40%)		0.00%
Nontaxable gain on sale of subsidiary	0.00%	(1.70%)		0.00%
Other permanent differences	0.40%	0.20%		2.10%
Adjustments related to prior periods	(0.60%)	(0.90%)		0.50%
Tax on unremitted earnings/withholding tax on dividends	1.60%	1.60%		0.70%
Impact of rate change on deferred tax	0.20%	(0.60%)		0.00%
Total	20.10%	15.20%		20.20%

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).